Restructuring (Restructuring Charges and Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 1.2	$ 5.2	$ 12.4
Provision/Income	24.3	(0.7)	(0.5)
Cash Expenditures	(10.0)	(3.4)	(5.4)
Non-cash Items/ Currency Change	(0.1)	0.1	(1.3)
Balance at end of period	15.4	1.2	5.2
Employee termination costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.3	2.2	8.0
Provision/Income	24.0	(0.6)	(1.5)
Cash Expenditures	(9.2)	(1.4)	(3.9)
Non-cash Items/ Currency Change	0.1	0.1	(0.4)
Balance at end of period	15.2	0.3	2.2
Rationalization Reserve [Roll Forward]
Provision		4.5
Cash Expenditures	0.4	(4.2)
Non-cash Items/Currency Change		0.1
Balance at end of period			0
Period over which costs to be paid over	12 months
Termination of lease agreements
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.7	3.0	4.4
Provision/Income	(0.1)	(0.5)	0.2
Cash Expenditures	(0.4)	(1.9)	(1.5)
Non-cash Items/ Currency Change	0	0.1	(0.1)
Balance at end of period	0.2	0.7	3.0
Rationalization Reserve [Roll Forward]
Period over which costs to be paid over	6 months
Other
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0
Provision/Income	0.1
Cash Expenditures	(0.1)
Non-cash Items/ Currency Change	0
Balance at end of period	0
Sub-total
Restructuring Reserve [Roll Forward]
Balance at beginning of period	1.0	5.2	12.4
Provision/Income	24.0	(1.1)	(1.3)
Cash Expenditures	(9.7)	(3.3)	(5.4)
Non-cash Items/ Currency Change	0.1	0.2	(0.5)
Balance at end of period	15.4	1.0	5.2
Asset impairments/net loss on disposal of assets resulting from restructuring activities
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.2	0	0
Provision/Income	0.3	0.4	0.8
Cash Expenditures	(0.3)	(0.1)	0
Non-cash Items/ Currency Change	(0.2)	(0.1)	(0.8)
Balance at end of period	0	0.2	0
Manufacturing Facility
Rationalization Reserve [Roll Forward]
Net gain on sale of manufacturing facility	0.1
Net cash proceeds from sale	$ 2.7